Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
5
. Property and Equipment

Property and equipment consisted of the following as of
December

31,
2015
and
2014:

(in thousands)	2015	2014
Furniture and equipment	$1,585	$2,038
Leasehold improvements	318	318
Total property and equipment	1,903	2,356
Less accumulated depreciation and amortization	(1,491)	(2,002)
Total property and equipment, net	$412	$354

Depreciation expense was
$110,000
and
$96,000
for the years ended
December
31,
2015
and
2014,
respectively.